Segmented information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
During 2013, the Company began recognizing revenue from product sales at which time management began to measure the Company’s operations by the geographic area in which such products are sold.

Year ended December 31, 2014	Europe	Rest of World	Total

Revenue	14,308	15,734	30,042
Cost of goods sold	5,037	4,990	10,027
Gross margin	9,271	10,744	20,015
Gross margin %	65%	68%	67%

Year ended December 31, 2013	Europe	Rest of World	Total

Revenue	$1,897	$2,614	$4,511
Cost of goods sold	622	314	936
Gross margin	1,275	2,300	3,575
Gross margin %	67%	88%	79%

Property and equipment by geographic area were as follows:

As at December 31	2014	2013

Europe	$118	$132
Rest of World	693	486

	$811	$618